UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

                      Oppenheimer International Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--91.0%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.6%
-----------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.5%
Continental AG                                                                 4,563   $        316,581
-----------------------------------------------------------------------------------------------------------
AUTOMOBILES--3.9%
PSA Peugeot Citroen                                                            5,475            340,607
-----------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                            12,100            472,839
                                                                                        ------------------
                                                                                                813,446
-----------------------------------------------------------------------------------------------------------
DISTRIBUTORS--1.4%
Fujitsu Devices, Inc.                                                         24,000            291,604
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Compass Group plc                                                             44,000            199,721
-----------------------------------------------------------------------------------------------------------
Taito Corp.                                                                       62             81,973
                                                                                        ------------------
                                                                                                281,694
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.6%
Barratt Developments plc                                                      22,000            251,930
-----------------------------------------------------------------------------------------------------------
CFM Corp. 1                                                                   73,000            153,536
-----------------------------------------------------------------------------------------------------------
JM AB                                                                         10,600            291,898
-----------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                             9,000            134,089
-----------------------------------------------------------------------------------------------------------
Waterford Wedgwood plc 1                                                   1,264,986            113,766
                                                                                        ------------------
                                                                                                945,219
-----------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Agfa Gevaert NV                                                                5,600            190,505
-----------------------------------------------------------------------------------------------------------
Sega Sammy Holdings, Inc. 1                                                      900             57,933
                                                                                        ------------------
                                                                                                248,438
-----------------------------------------------------------------------------------------------------------
MEDIA--1.4%
Vivendi Universal SA 1                                                         9,140            289,130
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.2%
Aoyama Trading Co.                                                             6,173            164,125
-----------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                         100,000            298,527
                                                                                        ------------------
                                                                                                462,652
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--9.3%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Heineken NV                                                                    5,300            181,405
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
J Sainsbury plc                                                               33,188            176,897
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--5.3%
CoolBrands International, Inc. 1                                              44,000            273,017
-----------------------------------------------------------------------------------------------------------
Nestle SA                                                                      1,450            380,504
-----------------------------------------------------------------------------------------------------------
Nutreco Holding NV                                                             5,800            173,798
-----------------------------------------------------------------------------------------------------------
Unilever NV                                                                    3,961            258,138
                                                                                        ------------------
                                                                                              1,085,457
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.2%
Reckitt Benckiser plc                                                          8,100            240,586
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Amore Pacific Corp.                                                            1,005            218,436

1     |     Oppenheimer International Value Fund


STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
ENERGY--4.6%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
TGS Nopec Geophysical Co. ASA 1                                                9,000   $        227,674
-----------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
ENI SpA                                                                       14,000            340,135
-----------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                             1,800            385,937
                                                                                        ------------------
                                                                                                726,072
-----------------------------------------------------------------------------------------------------------
FINANCIALS--17.9%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.4%
Anglo Irish Bank Corp.                                                        20,000            487,472
-----------------------------------------------------------------------------------------------------------
Bank of Ireland                                                               19,000            299,652
-----------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                            10,061            299,644
-----------------------------------------------------------------------------------------------------------
Danske Bank AS                                                                 8,200            239,489
-----------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                             44,000             88,259
-----------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                          33,312            311,354
                                                                                        ------------------
                                                                                              1,725,870
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.2%
Ichiyoshi Securities Co. Ltd.                                                 26,000            240,127
-----------------------------------------------------------------------------------------------------------
Investor AB, B Shares                                                         18,566            231,728
-----------------------------------------------------------------------------------------------------------
Van der Moolen Holding NV 1                                                   24,840            175,157
                                                                                        ------------------
                                                                                                647,012
-----------------------------------------------------------------------------------------------------------
INSURANCE--6.3%
Aegon NV                                                                      29,320            397,443
-----------------------------------------------------------------------------------------------------------
Aksigorta AS                                                                  15,012             68,006
-----------------------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                             22,000            418,652
-----------------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                                          5,913            404,329
                                                                                        ------------------
                                                                                              1,288,430
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--11.3%
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Sysmex Corp.                                                                   7,500            414,737
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Mediceo Holdings Co. Ltd.                                                     30,000            374,928
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.5%
China Pharmaceutical Group Ltd.                                              810,000            207,698
-----------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                           25,000            555,178
-----------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                           3,800            283,555
-----------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                 5,200            246,902
-----------------------------------------------------------------------------------------------------------
UCB SA                                                                         5,000            244,648
                                                                                        ------------------
                                                                                              1,537,981
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--12.8%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
Societe Nationale d'Etude et de Construction de Moteurs d'Avion 1             13,100            310,927
-----------------------------------------------------------------------------------------------------------
AIRLINES--2.4%
easyJet plc 1                                                                121,020            501,457
-----------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Royal Group Technologies Ltd. 1                                               14,000            125,791
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.5%
Bacou-Dalloz SA                                                                2,800            253,277
-----------------------------------------------------------------------------------------------------------


2     |     Oppenheimer International Value Fund


STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Quebecor World, Inc.                                                          11,700   $        251,263
                                                                                        ------------------
                                                                                                504,540
-----------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.9%
Koninklijke Boskalis Westminster NV                                            4,700            168,464
-----------------------------------------------------------------------------------------------------------
Okumura Corp.                                                                 35,000            219,890
-----------------------------------------------------------------------------------------------------------
Technical Olympic SA                                                          31,000            183,441
-----------------------------------------------------------------------------------------------------------
Vinci                                                                          1,675            240,152
                                                                                        ------------------
                                                                                                811,947
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.5%
Alstom 1                                                                      342,000            316,492
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Alarko Holding AS 1                                                            2,267             74,690
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.1%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
SunCorp Technologies Ltd.                                                    568,000            198,441
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Japan Digital Laboratory Co. Ltd.                                             17,600            212,144
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Grande Holdings Ltd. (The)                                                   184,000            165,132
-----------------------------------------------------------------------------------------------------------
Nichicon Corp.                                                                20,600            259,041
-----------------------------------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                                          10,500            189,085
                                                                                        ------------------
                                                                                                613,258
-----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                                                    4,600            239,722
-----------------------------------------------------------------------------------------------------------
MATERIALS--2.7%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--0.8%
Metallgesellschaft AG 1                                                       14,200            170,461
-----------------------------------------------------------------------------------------------------------
METALS & MINING--1.9%
Arcelor                                                                       11,600            258,845
-----------------------------------------------------------------------------------------------------------
Maruichi Steel Tube Ltd.                                                       6,000            122,467
                                                                                        ------------------
                                                                                                381,312
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.7%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
Cable & Wireless plc                                                         107,000            247,881
-----------------------------------------------------------------------------------------------------------
France Telecom SA                                                             12,431            389,996
-----------------------------------------------------------------------------------------------------------
Maroc Telecom 1                                                                  600              6,108
-----------------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                            58,000            185,969
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                          106,000            197,566
                                                                                        ------------------
                                                                                              1,027,520
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
KDDI Corp.                                                                        68            347,153
-----------------------------------------------------------------------------------------------------------
Tim Hellas Telecommunications SA, Sponsored ADR                               12,700            222,504
                                                                                        ------------------
                                                                                                569,657
-----------------------------------------------------------------------------------------------------------
UTILITIES--1.0%
-----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
Veolia Environnement SA                                                        5,500            196,566

3     |     Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited


                                                                            PRINCIPAL
                                                                               AMOUNT             VALUE
                                                                   ----------------------------------------
Total Common Stocks (Cost $16,153,409)                                                 $     18,749,174
-----------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--1.5%
-----------------------------------------------------------------------------------------------------------
Zurich Reinsurance Centre Holdings, Inc., 7.125% Sr. Nts.,
10/15/23 (Cost $265,514)                                            $         500,000            317,500
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.1%
-----------------------------------------------------------------------------------------------------------
Undivided interest of 0.07% in joint repurchase agreement
(Principal Amount/Value $1,603,710,000, with a maturity value of $1,603,819,141) with UBS Warburg LLC, 2.45%, dated 1/31/05, to be repurchased at $1,054,072 on 2/1/05, collateralized by
Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34, with a
value of $1,637,129,989 (Cost $1,054,000)                                  1,054,000          1,054,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $17,472,923)                                  97.6%        20,120,674
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  2.4            496,544
                                                                     -------------------------------------
Net Assets                                                                     100.0%  $     20,617,218
                                                                     =====================================

Footnote to Statement of Investments
1. Non-income producing security.



Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                                              Value          Percent
--------------------------------------------------------------------------------------------------------
Japan                                                                 $      4,068,759            20.2  %
France                                                                       3,306,283            16.4
United Kingdom                                                               2,783,531            13.9
United States                                                                1,371,500             6.8
The Netherlands                                                              1,354,405             6.7
Italy                                                                          944,756             4.7
Ireland                                                                        900,890             4.5
Canada                                                                         803,607             4.0
Switzerland                                                                    784,833             3.9
Hong Kong                                                                      571,271             2.9
Sweden                                                                         523,626             2.6
Germany                                                                        487,042             2.4
Belgium                                                                        435,153             2.2
Greece                                                                         405,945             2.0
Mexico                                                                         285,825             1.4
Luxembourg                                                                     258,845             1.3
Denmark                                                                        239,489             1.2
Norway                                                                         227,674             1.1
Korea, Republic of South                                                       218,436             1.1
Turkey                                                                         142,696             0.7
Morocco                                                                          6,108             0.0
                                                                     -------------------------------------
Total                                                                  $    20,120,674             100.0  %
                                                                     =====================================

4     |     Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $17,622,798
                                              ============

Gross unrealized appreciation                 $ 2,621,752
Gross unrealized depreciation                    (123,876)
                                              ------------
Net unrealized appreciation                   $ 2,497,876
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage- backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission,


5     |     Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS   January 31, 2005/Unaudited


the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of January 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                       EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF        UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION        DATES            (000S)        JANUARY 31, 2005      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound
Sterling (GBP)             2/2/05                27GBP           $   50,982           $    64            $   --
Euro (EUR)                6/21/05             1,055EUR            1,378,945            25,999                --
                         2/2/05 -
Japanese Yen (JPY)        6/21/05            29,374JPY              286,544                10             1,244
                                                                                      --------------------------
                                                                                       26,073             1,244
                                                                                      --------------------------

CONTRACTS TO PURCHASE
Japanese Yen (JPY)         2/1/05             2,455JPY               23,697                --                93
                                                                                      --------------------------
Total unrealized appreciation and depreciation                                        $26,703            $1,337
                                                                                      ==========================

6     |     Oppenheimer International Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005